Note 7 - Asset Retirement Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]

NOTE 6. ASSET RETIREMENT OBLIGATIONS

The following table summarizes the Company’s asset retirement obligation transactions during the three months ended March 31, 2014 and 2013.

	For the Three Months Ended March 31,
	2014	2013
Asset retirement obligation at beginning of period	$(1,119,249)	$(922,386)
Liabilities incurred on new wells	(36,441)	-
Liabilities relieved on retirement of wells	54,133	-
Accretion expense	(29,217)	(23,747)
Asset retirement obligation at end of period	(1,130,774)	(946,133)
Less: current portion (1)	(100,100)	(100,100)
Non-current portion of asset retirement obligation (2)	$(1,030,674)	$(846,033)

(1)	The total current portion of asset retirement obligation of $100 thousand at March 31, 2014 and 2013 is associated with assets held for sale.

(2)	The non-current portion of asset retirement obligation at March 31, 2014 and March 31, 2013, includes $173 thousand and $222 thousand, respectively, associated with assets held for sale.

NOTE7. ASSETRETIREMENTOBLIGATIONS

During 2012, we recorded an estimate of the asset retirement obligation on our disposal wells acquired and drilled based on estimated costs to plug and abandon these wells and an analysis of the capacity of the water disposal wells to accept fluid and the effect on useful lives and well plugging cost estimates, a level three measurement in the fair value valuation hierarchy. The following table summarizes the Company’s asset retirement obligation transactions during the years ended December 31, 2013 and 2012.

	2013	2012
Asset retirement obligation at beginning of period	$922,386	$—
Assumed in Hunter Disposal acquisition	—	27,355
Assumed in Blue Water acquisition	—	220,410
Assumed in Virco acquisition	—	300,210
Liabilities incurred on new wells	121,347	133,479
Liabilities settled	(25,930)	—
Accretion expense	101,445	43,085
Revision in estimated liabilities	—	197,847

Asset retirement obligations at end of period	1,119,248	922,386
Less: current portion (1)	(100,100)	(100,100)

Non-current portion of asset retirement obligation (2)	$1,019,148	$822,286

(1)	The total current portion of asset retirement obligation of $100 thousand at December 31, 2013, is associated with assets held for sale.

(2)	The non-current portion of asset retirement obligation at December 31, 2013, includes $221 thousand associated with assets held for sale.